Cover Page	9 Months Ended
Sep. 30, 2019
Cover [Abstract]
Amendment Flag	false
Document Type	6-K
Document Period End Date	Sep. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Entity Central Index Key	0000910631
Current Fiscal Year End Date	--12-31
Entity Registrant Name	COCA COLA FEMSA SAB DE CV